Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents as shown in the consolidated statements of cash flows as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Cash and cash equivalents denominated in US dollars	10,377	15,798
Cash and cash equivalents denominated in other currencies	56,050	1,758

	66,427	17,556

Summary of Restricted Cash	Movements in restricted cash balances during the years ended 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Balance at 1 January	10,087	10,087
Additions during the year	14,914
Interest income	186	—

Balance at 31 December	25,187	10,087